Share-Based Compensation - Schedule of Activities of Original Option Units (Details) - USD ($)		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023
Original Option Units [Member]
Schedule of Activities of Original Option Units [Line Items]
Number of Units, Ending (in Shares)	27,261,398	19,957,442	27,261,398
Weighted average exercise price, Ending	$ 0.38	$ 0.4	$ 0.38
Weighted average grant date fair value, Ending	$ 0.33	$ 0.32	$ 0.33
Weighted average remaining contractual years, Ending	5 years 10 months 17 days	4 years 10 months 17 days
Aggregate intrinsic value, Ending (in Dollars)	$ 5,247,567	$ 71,540	$ 5,247,567
Number of Units, Expected to be vested (in Shares)		19,957,442
Weighted average exercise price, Expected to be vested		$ 0.4
Weighted average grant date fair value, Expected to be vested		$ 0.32
Weighted average remaining contractual years, Expected to be vested		4 years 10 months 17 days
Aggregate intrinsic value, Expected to be vested (in Dollars)		$ 71,540
Number of Units, Exercisable (in Shares)		17,000,880
Weighted average exercise price, Exercisable		$ 0.32
Weighted average grant date fair value, Exercisable		$ 0.24
Weighted average remaining contractual years, Exercisable		4 years 5 months 23 days
Aggregate intrinsic value, Exercisable (in Dollars)		$ 71,110
Number of Units, Granted (in Shares)		174,318
Weighted average exercise price, Granted		$ 0.24
Weighted average grant date fair value, Granted
Weighted average remaining contractual years, Granted
Aggregate intrinsic value, Granted (in Dollars)
Number of Units, Forfeited (in Shares)		(1,746,791)
Weighted average exercise price, Forfeited		$ 0.77
Weighted average grant date fair value, Forfeited
Weighted average remaining contractual years, Forfeited
Aggregate intrinsic value, Forfeited (in Dollars)
Number of Units, Exercised (in Shares)		(5,731,483)
Weighted average exercise price, Exercised		$ 0.2
Weighted average grant date fair value, Exercised
Weighted average remaining contractual years, Exercised
Aggregate intrinsic value, Exercised (in Dollars)
Original Additional Option Units [Member]
Schedule of Activities of Original Option Units [Line Items]
Number of Units, Ending (in Shares)	892,126	528,942	892,126
Weighted average exercise price, Ending	$ 0.78	$ 0.82	$ 0.78
Weighted average grant date fair value, Ending	$ 0.55	$ 0.58	$ 0.55
Weighted average remaining contractual years, Ending	4 months 20 days	10 days
Aggregate intrinsic value, Ending (in Dollars)
Number of Units, Expected to be vested (in Shares)		528,942
Weighted average exercise price, Expected to be vested		$ 0.82
Weighted average grant date fair value, Expected to be vested		$ 0.58
Weighted average remaining contractual years, Expected to be vested		10 days
Aggregate intrinsic value, Expected to be vested (in Dollars)
Number of Units, Exercisable (in Shares)		526,010
Weighted average exercise price, Exercisable		$ 0.82
Weighted average grant date fair value, Exercisable		$ 0.58
Weighted average remaining contractual years, Exercisable		10 days
Aggregate intrinsic value, Exercisable (in Dollars)
Weighted average exercise price, Granted
Weighted average grant date fair value, Granted
Weighted average remaining contractual years, Granted
Aggregate intrinsic value, Granted (in Dollars)
Number of Units, Forfeited (in Shares)		(297,361)
Weighted average exercise price, Forfeited		$ 0.75
Weighted average grant date fair value, Forfeited
Weighted average remaining contractual years, Forfeited
Aggregate intrinsic value, Forfeited (in Dollars)
Number of Units, Exercised (in Shares)		(65,823)
Weighted average exercise price, Exercised		$ 0.6
Weighted average grant date fair value, Exercised
Weighted average remaining contractual years, Exercised
Aggregate intrinsic value, Exercised (in Dollars)
Restricted Share Units [Member]
Schedule of Activities of Original Option Units [Line Items]
Number of Units, Ending (in Shares)	15,046,408	13,545,875	15,046,408
Weighted average exercise price, Ending	$ 0.01	$ 0	$ 0.01
Weighted average grant date fair value, Ending	$ 0.55	$ 0.62	$ 0.55
Weighted average remaining contractual years, Ending
Aggregate intrinsic value, Ending (in Dollars)	$ 7,584,563	$ 2,786,010	$ 7,584,563
Number of Units, Expected to be vested (in Shares)		13,545,875
Weighted average exercise price, Expected to be vested		$ 0
Weighted average grant date fair value, Expected to be vested		$ 0.62
Weighted average remaining contractual years, Expected to be vested
Aggregate intrinsic value, Expected to be vested (in Dollars)		$ 2,786,010
Number of Units, Granted (in Shares)			9,184,482
Weighted average exercise price, Granted
Weighted average grant date fair value, Granted
Weighted average remaining contractual years, Granted
Aggregate intrinsic value, Granted (in Dollars)
Number of Units, Forfeited (in Shares)		(1,069,052)
Weighted average exercise price, Forfeited
Weighted average grant date fair value, Forfeited
Weighted average remaining contractual years, Forfeited
Aggregate intrinsic value, Forfeited (in Dollars)
Number of Units, Exercised (in Shares)		(431,481)
Weighted average exercise price, Exercised
Weighted average grant date fair value, Exercised
Weighted average remaining contractual years, Exercised
Aggregate intrinsic value, Exercised (in Dollars)